Restructuring and Productivity Initiatives (Tables)	11 Months Ended
Dec. 29, 2013
Restructuring and Related Activities [Abstract]
Schedule of Accrued Liabilities
Activity in other accrued liability balances for restructuring and productivity charges incurred by the Successor were as follows:

	Severance and other severance related costs	Other exit costs (a)	Total
	(In millions)
Transition period restructuring and productivity initiatives	$217.9	$69.7	$287.6
Cash payments	(124.6)	(28.1)	(152.7)
Accrual balance at December 29, 2013	$93.3	$41.6	$134.9
(Totals may not add due to rounding)
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(a) Other exit costs primarily represent professional fees, and contract and lease termination costs.

Schedule of Productivity Charges Excluded from Segments
The Company does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013

North America	$172.3	$—
Europe	126.2	3.6
Asia/Pacific	27.1	2.4
Latin America	17.9	—
RIMEA	4.0	—
Non-Operating	62.9	—
Total productivity charges	$410.4	$6.0
(Totals may not add due to rounding)

The Company does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

Fiscal 2012
(In millions)
North America	$78.4
Europe	59.1
Asia/Pacific	65.6
Latin America	3.3
RIMEA	(1.6)
Non-Operating	0.6
Total productivity charges	$205.4
(Totals may not add due to rounding)